Fees Summary	Mar. 11, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 275,000.00
Previously Paid Amount	37.98
Total Fee Amount	37.98
Total Offset Amount	0.00
Net Fee	0.00
Narrative - Max Aggregate Offering Price	$ 275,000.00
Final Prospectus	true